SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
SEGMENT INFORMATION	SEGMENTED INFORMATION
In accordance with IFRS 8, Operating Segments ("IFRS 8"), the Company discloses information about its reportable segments based upon the measures used by management in assessing the performance of those reportable segments. The Company evaluates segment performance based on the revenue and income of each operating segment.

Tricon is comprised of three operating segments and four reportable segments. The Company's corporate office provides support functions, and therefore, it does not represent an operating segment but rather it is included as a reportable segment. The reportable segments are business units offering different products and services, and are managed separately due to their distinct natures although they are related and complementary.

These four reportable segments have been determined by the Company’s chief operating decision-makers.

•Single-Family Rental business includes owning and operating single-family rental homes primarily within major cities in the U.S. Sun Belt.

•Adjacent Businesses includes owning, designing, developing and operating premier multi-family rental properties in Toronto. Canadian development properties (The James and The Shops of Summerhill) and the Company's equity-accounted Canadian residential development and multi-family rental activities are included in this segment. The segment also includes Tricon’s investments in U.S. residential developments. Effective October 18, 2022, Tricon completed the sale of its remaining 20% equity interest in its U.S. multi-family rental portfolio and income from equity-accounted investments in U.S. multi-family rental properties has been classified as discontinued operations (Note 5).

•Strategic Capital business (previously reported as Private Funds and Advisory) includes providing asset management, property management and development management services. The Company’s asset management services are provided to Investment Vehicles that own the single-family rental homes, multi-family rental properties and residential developments described above. The Company’s property management function generates property management fees, construction management fees and leasing commissions through its technology-enabled platform used to operate the Company’s rental portfolio. In addition, Tricon earns market-based development management fees from its residential developments in the United States and Canada.

•Corporate activities include providing support functions in the areas of accounting, treasury, credit management, information technology, legal, and human resources. Certain corporate costs such as directly identifiable compensation expense incurred on behalf of the Company's operating segments are allocated to each operating segment, where appropriate. Certain property management activities are also considered as part of corporate-level costs for the purpose of segment reporting. Those costs include salaries of employees engaged in leasing, acquisition, disposition and other property management-related activities.

Direct property-level operating expenses are included in the net operating income of the single-family rental business.
Inter-segment revenues adjustments

Inter-segment revenues are determined under terms that approximate market value. For the year ended December 31, 2023, the adjustment to external revenues when determining segmented revenues consists of property management revenues earned from consolidated entities totaling $93,319 (2022 - $114,490), development revenues earned from consolidated entities totaling $1,445 (2022 - $1,500) and asset management revenues earned from consolidated entities totaling $9,249 (2022 - $10,035), which were eliminated on consolidation to arrive at the Company’s consolidated revenues in accordance with IFRS.

(in thousands of U.S. dollars)
For the year ended December 31, 2023	Single-Family Rental(1)	Adjacent Businesses (1)	Strategic Capital(1)(2)	Corporate(1)	Consolidated results

Revenue from single-family rental properties	$795,317	$—	$—	$—	$795,317
Direct operating expenses	(261,936)	—	—	—	(261,936)
Net operating income from single-family rental properties	533,381	—	—	—	533,381

Revenue from strategic capital services	—	—	54,458	—	54,458

Income from equity-accounted investments in multi-family rental properties	—	5,297	—	—	5,297
Income from equity-accounted investments in Canadian residential developments	—	4,348	—	—	4,348
Other income (expense)	342	1,441	—	(1,265)	518
Income from investments in U.S. residential developments	—	30,773	—	—	30,773
Compensation expense	—	—	—	(89,343)	(89,343)
Performance fees expense	—	—	—	(2,550)	(2,550)
General and administration expense	—	—	—	(86,502)	(86,502)
Gain on debt modification and extinguishment	—	—	—	1,326	1,326
Transaction costs	—	—	—	(16,632)	(16,632)
Interest expense	—	—	—	(316,473)	(316,473)
Fair value gain on rental properties	—	—	—	210,936	210,936
Realized and unrealized loss on derivative financial instruments	—	—	—	(2,424)	(2,424)
Amortization and depreciation expense	—	—	—	(17,794)	(17,794)
Realized and unrealized foreign exchange loss	—	—	—	(13,859)	(13,859)
Net change in fair value of limited partners’ interests in single-family rental business	—	—	—	(145,497)	(145,497)
Income tax expense	—	—	—	(28,139)	(28,139)
Segment net income (loss)	$533,723	$41,859	$54,458	$(508,216)	$121,824
(1) Financial information for each segment is presented on a consolidated basis.
(2) Strategic Capital was previously reported as Private Funds and Advisory.

(in thousands of U.S. dollars)
For the year ended December 31, 2022	Single-Family Rental(1)	Adjacent Businesses (1)	Strategic Capital(1)(2)	Corporate(1)	Consolidated results

Revenue from single-family rental properties	$645,585	$—	$—	$—	$645,585
Direct operating expenses	(209,089)	—	—	—	(209,089)
Net operating income from single-family rental properties	436,496	—	—	—	436,496

Revenue from strategic capital services	—	—	160,088	—	160,088

Income from equity-accounted investments in multi-family rental properties	—	1,550	—	—	1,550
Income from equity-accounted investments in Canadian residential developments	—	11,198	—	—	11,198
Other income	1,405	1,668	—	7,813	10,886
Income from investments in U.S. residential developments	—	16,897	—	—	16,897
Compensation expense	—	—	—	(99,256)	(99,256)
Performance fees expense	—	—	—	(35,854)	(35,854)
General and administration expense	—	—	—	(58,991)	(58,991)
Loss on debt modification and extinguishment	—	—	—	(6,816)	(6,816)
Transaction costs	—	—	—	(18,537)	(18,537)
Interest expense	—	—	—	(213,932)	(213,932)
Fair value gain on rental properties	—	—	—	858,987	858,987
Fair value loss on Canadian development properties	—	—	—	(440)	(440)
Realized and unrealized gain on derivative financial instruments and other liabilities	—	—	—	184,809	184,809
Amortization and depreciation expense	—	—	—	(15,608)	(15,608)
Realized and unrealized foreign exchange gain	—	—	—	498	498
Net change in fair value of limited partners’ interests in single-family rental business	—	—	—	(297,381)	(297,381)
Income tax expense	—	—	—	(155,220)	(155,220)
Segment net income from continuing operations	$437,901	$31,313	$160,088	$150,072	$779,374
Segment net income from discontinued operations	—	35,106	—	—	35,106
Segment net income	$437,901	$66,419	$160,088	$150,072	$814,480
(1) Financial information for each segment is presented on a consolidated basis.
(2) Strategic Capital was previously reported as Private Funds and Advisory.